FINANCING AND LOANS (Tables)	12 Months Ended
Dec. 31, 2017
FINANCING AND LOANS.
Schedule of financing and loans receivables

	12/31/2017
	DEBT CHARGES		PRINCIPAL
	CURRENT			NON
	Average Rate	Amount	CURRENT	CURRENT

ITAIPU	7.10	21,101	1,888,426	6,790,064
CEMIG	5.17	262	16,357	33,171
CEEE	5.00	116	4,465	15,642
AES ELETROPAULO	10.00	340,493	10,561	—
ENERGISA - TO	6.31	359	30,047	31,742
CELPA	5.93	252	7,467	628,313
CEMAR	0.43	462	27,679	103,860
CESP	5.10	57	5,569	4,752
COELCE	5.00	149	9,265	20,591
COELBA	5.00	185	7,340	29,620
ESCELSA	5.00	97	8,316	11,144
GLOBAL	—	118,544	44,100	—
CELESC DISTRIB.	5.00	180	17,577	14,959
OTHER		88,207	93,247	111,034
(-) ADA		(205,676)	(63,244)	—

		364,788	2,107,172	7,794,892

		364,788	2,107,172	7,794,892

	12/31/2016
	DEBT CHARGES		PRINCIPAL
	CURRENT			NON
	Average Rate	Amounts	CURRENT	CURRENT

ITAIPU	7.13	—	1,693,328	9,086,250
CEMIG	5.19	359	19,537	48,147
COPEL	5.03	255	14,187	36,398
CEEE	5.00	140	4,465	19,763
AES ELETROPAULO	5.00	339,278	10,561	—
ENERGISA - MT	9.62	2,255	94,468	168,000
ENERGISA - TO	11.31	879	30,047	59,486
ENERGISA - MS	5.22	161	11,341	18,510
CELPA	5.00	70,777	291,809	266,757
CEMAR	1.74	843	53,531	163,303
CESP	5.09	92	5,569	9,904
COELCE	5.00	191	9,860	28,337
COSERN	5.00	13	1,874	769
COELBA	5.00	423	22,788	61,749
ESCELSA	5.00	147	10,833	18,626
GLOBAL	5.00	106,275	44,100	—
CELESC DISTRIB.	5.00	327	27,435	30,973
Other		83,340	332,788	141,334
(-) ADA		(184,080)	(74,258)	—

		421,675	2,604,263	10,158,306

		421,675	2,604,263	10,158,306

Schedule of financing receivables, minimum payments
2019	2020	2021	2022	2023	After 2023	Total
1,365,931	2,853,010	1,834,559	416,118	770,073	555,201	7,794,891

Schedule of allowance for credit losses on financing receivables

Balance on December 31, 2014	225,293

(+) Charged to ADA for the year	19,367
(-) Reversals	(3,613)

Balance on December 31, 2015	241,047

(+) Constitution	20,521
(-) Reversals	(3,230)

Balance on December 31, 2016	258,338

(+) Constitution	36,024
(-) Reversals	(25,442)

Balance on December 31, 2017	268,920